CONVERTIBLE BONDS (Tables)	6 Months Ended
Mar. 31, 2025
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONVERTIBLE BONDS	Convertible bonds consisted of the following as of March 31, 2025 and September 30, 2024:
	2025	2024
	（Unaudited）
Investor
GOLDPOW INTERNATIONAL CORP.	300,000	-
Total	$300,000	$-